Shareholder Report, Average Annual Return (Details) 2BAC_MML Blend Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	12.56%	7.59%	8.93%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Average Annual Return, Percent	13.40%	6.77%	8.18%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Average Annual Return, Percent	13.76%	8.49%	9.85%